[photo of mountains]

                                           Semiannual Report January 31, 2000

Oppenheimer
Large Cap Growth Fund

[logo] OppenheimerFunds(R)
       The Right Way to Invest

REPORT HIGHLIGHTS


The Fund participated in the rally of growth stocks, which led the U.S. stock market and outperformed value-oriented stocks by a wide margin.

Performance benefited most from the Fund's exposure to the technology and healthcare sector.


Cumulative
Total Returns
For the 6-Month Period
Ended 1/31/00*

Class A
Without     With
Sales Chg.  Sales Chg.
----------------------
12.42%       5.96%

Class B
Without     With
Sales Chg.  Sales Chg.
----------------------
11.95%       6.95%

Class C
Without     With
Sales Chg.  Sales Chg.
----------------------
12.04%      11.04%

Class Y
Without     With
Sales Chg.  Sales Chg.
----------------------
12.73%      12.73%



    CONTENTS

 1  President's Letter

 3  An Interview
    with Your Fund's
    Managers

 9  Financial
    Statements

25  Officers and Trustees


-----------------------
  Not FDIC Insured.
  No Bank Guarantee.
  May Lose Value.
-----------------------
* See page 7 for further details.

PRESIDENT'S LETTER


[Macaskill photo]
Bridget A. Macaskill
President
Oppenheimer
Large Cap
Growth Fund


Dear shareholder,

Whenever a new year begins--let alone a new decade or century--it makes sense to pause a moment to assess where we've been and where we're going.
      In retrospect, U.S. stocks and bonds in 1999 were subject to sudden and substantial swings in investor sentiment because of economic uncertainty. When the year began, investors were concerned that growth in the United States might slow in response to economic weakness overseas. At mid-year, investors were concerned that the economy was too strong, potentially rekindling inflationary pressures. Yet, by year end, it became clearer that while the U.S. economy grew robustly in 1999, inflation remained at low levels. Indeed, investors appeared more comfortable with the economy after the Federal Reserve Board demonstrated its inflation-fighting resolve by raising interest rates three times between June and November.
      As is normal in a rising-interest-rate environment, bond prices generally declined in 1999, led lower by U.S. Treasury bonds. In the stock market, while most major indices advanced, strong performance was mostly limited to a handful of large-capitalization growth companies, principally in the technology arena. Smaller and value-oriented stocks provided particularly lackluster returns, and overall, foreign stocks outperformed U.S. stocks in 1999.
      Looking forward, we expect the U.S. economy to remain on a moderate-growth, low-inflation course. As recent revisions of 1999's economic statistics demonstrated, the economy has defied many analysts' forecasts by growing at a strong rate, which should be positive for the bond market. Similarly, positive economic forces could help the stock market's performance broaden to include value-oriented and smaller stocks.
      We see particularly compelling opportunities outside of the U.S. market. Many foreign stocks also ended 1999 more attractively valued than large-cap U.S. stocks, and economic trends in overseas markets could lead to higher stock prices. In Europe, corporate restructuring has just begun, giving



                      1 | OPPENHEIMER LARGE CAP GROWTH FUND

PRESIDENT'S LETTER


companies there the same potential for cost-cutting and productivity improvements that U.S. companies enjoyed 10 years ago. In Japan and Asia, economic recovery is expected to gain strength, which could allow stocks to rally from relatively low levels.
      Another 1999 trend that should remain in force in 2000 is the growth of businesses related to the Internet. The rise of e-commerce has been good for consumers and the economy because of greater price competition, which has helped keep inflation under control. The Internet has also been good for investors, as even companies with no earnings have seen their stock prices soar. Clearly, while the Internet is here to stay, not all "dot-com" companies will survive, and many of these high-flying Internet stocks will eventually--and perhaps very suddenly--return to more reasonable levels. The long-term winners are most likely to be companies that support the Internet's growth with content or infrastructure.
      What else is in store for investors in 2000? While we do not have an infallible crystal ball, we believe that in almost any investment environment, consistent success stems from an unwavering focus on fundamental investment principles such as maintaining a long-term perspective, using diversification to manage risk and availing oneself of the services of a knowledgeable financial advisor. Indeed, these principles serve as the foundation for every investment we offer, helping to make OppenheimerFunds The Right Way to Invest in 2000 and beyond.

Sincerely,
/S/ Bridget A. Macaskill
Bridget A. Macaskill
February 22, 2000

These general market views represent opinions of OppenheimerFunds, Inc. and are not intended to predict or depict performance of any particular fund. Specific discussion, as it applies to your Fund, is contained in the pages that follow.



                      2 | OPPENHEIMER LARGE CAP GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS(1)


Q How did Oppenheimer Large Cap Growth Fund perform over the six-month period that ended January 31, 2000?

A. We are pleased with the Fund's returns during the six-month reporting period. The Fund participated in the rally of growth stocks, which led the U.S. stock market and outperformed value-oriented stocks by a wide margin.
      Although the stock market produced very attractive returns over the period, a closer look reveals that the market's rise was fueled by a relatively small number of companies. Good performance was particularly concentrated within fast-growing technology stocks, many of which have reached valuations that are quite high by historical measures. We are particularly pleased, therefore, that the Fund's broadly diversified portfolio provided good performance even in this very narrow market.

What is the Fund's stock selection strategy?

Oppenheimer Large Cap Growth Fund seeks to invest in the most attractive stocks within each sector of the Russell 1000(R) Growth Index, which is composed almost exclusively of large-capitalization growth stocks. To find the most attractive growth-oriented stocks, we employ a "bottom up" management approach in which we rigorously assess the strengths and weaknesses of individual companies rather than investing according to broad economic or market trends.


1. Effective September 14, 1999, Patrick Bisbey and David Dalzell became the portfolio managers of the Fund.


                      3 | OPPENHEIMER LARGE CAP GROWTH FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS


In particular, we use multifactor computer models that rank the stocks within each market sector according to their relative attractiveness on a variety of growth and momentum measures. Our team of securities analysts then conducts intensive fundamental research into the most highly ranked companies. By combining the discipline of quantitative analysis with portfolio management judgment supported by fundamental research, we believe that we can eliminate emotional and subjective biases in order to produce higher returns than the Russell 1000 Growth Index over the course of a full market cycle.
      To manage the risks of investing, we try to ensure that the percentage of Fund assets allocated to each market sector approximates its weighting in the Russell 1000 Growth Index. Within each sector, we strive to add value by emphasizing those stocks that we regard as most attractive, and deemphasizing those stocks that we believe are least attractive.

What sectors contributed most to the Fund's returns during the reporting period?

The Fund's performance was helped by our security selection strategy within the healthcare sector of the portfolio. The Fund also benefited from its substantial exposure to the technology sector, which comprised almost half of the portfolio as of January 31, 2000.


[CALLOUT]
"we employ a 'bottom up' management approach in which we rigorously assess the strengths and weaknesses of individual companies..."


                      4 | OPPENHEIMER LARGE CAP GROWTH FUND

Given the narrowness of the market's advance in 1999, do you intend to change your diversification strategy?

Our broad diversification strategy remains sound. Objective analysis of long-term market trends confirms that broad diversification can reduce short-term volatility. Moreover, we believe that diversification can provide a significant performance advantage over a full market cycle. We've seen similarly narrow markets before, including the "Nifty Fifty" in the 1970s, energy stocks in the 1980s and the "Sweet Sixteen" consumer stocks in the early 1990s. Ultimately, these overpriced stocks fell from their lofty valuations while the rest of the market broadened considerably. In our opinion, a diversified portfolio can help cushion the adverse effects of such declines.
      Oppenheimer Large Cap Growth Fund is designed to address the large-cap growth portion in investors' overall investment portfolio. We expect to remain true to our style, with no drift. While that may be disadvantageous when growth is out of favor, it is a useful way for investors to diversify a portfolio across investment styles.

What is your outlook for the foreseeable future?

As "bottom up" portfolio managers, we do not attempt to forecast economic or market trends. Instead, we maintain an unwavering focus on the fundamental strengths and weaknesses of the companies in which we invest. With that said, however, it is difficult for us to imagine that the U.S. stock market will remain as narrow as it was in 1999.


Average Annual
Total Returns(2)
For the Periods Ended 12/31/99

Class A         Since
1-Year          Inception
-------------------------
23.31%          32.22%

Class Y         Since
1-Year          Inception
-------------------------
31.38%          40.55%


-------------------------

Cumulative
Total Returns(2)
For the Period from 3/1/99
to 12/31/99

                Since
                Inception
-------------------------
Class B         34.37%
Class C         34.46


2. See page 7 for further details.


                      5 | OPPENHEIMER LARGE CAP GROWTH FUND

We believe that the market is likely to broaden as investors discover compelling values in previously out-of-favor stocks and industry groups. Accordingly, we intend to maintain our disciplined, diversified approach to investing in large capitalization growth stocks. Indeed, maintaining the integrity of our approach is what makes Oppenheimer Large Cap Growth Fund an important part of The Right Way to Invest.


Top Ten Stock Holdings(4)
----------------------------------------------------------
Microsoft Corp.                                       7.1%
----------------------------------------------------------
General Electric Co.                                  6.5
----------------------------------------------------------
Cisco Systems, Inc.                                   6.5
----------------------------------------------------------
Bristol-Myers Squibb Co.                              5.9
----------------------------------------------------------
Warner Lambert Co.                                    3.4
----------------------------------------------------------
Intel Corp.                                           3.2
----------------------------------------------------------
Network Appliance, Inc.                               3.1
----------------------------------------------------------
Dell Computer Corp.                                   2.4
----------------------------------------------------------
Yahoo!, Inc.                                          2.3
----------------------------------------------------------
Johnson & Johnson                                     2.2



Sector Allocation(3)

[pie chart]

Technology      43.9%
Healthcare      16.8
Consumer
Staples         11.6
Consumer
Cyclicals       11.0
Capital Goods    9.4
Financial        2.5
Communication
Services         2.4
Basic Materials  1.2
Energy           1.2


3. Portfolio is subject to change. Percentages are as of January 31, 2000, and are based on total market value of common stock holdings.
4. Portfolio is subject to change. Percentages are as of January 31, 2000, and are based on total market value of investments. While the Fund generally has invested under 10% of its assets in foreign securities, which are subject to exchange rate and political uncertainties, it may invest up to 10% by prospectus.


                      6 | OPPENHEIMER LARGE CAP GROWTH FUND

NOTES


In reviewing performance and rankings, please remember that past performance does not guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial short-term changes. For updates on the Fund's performance, please contact your financial advisor, call us at 1.800.525.7048 or visit our website, www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. These total returns cover a short period of time, and may not be representative of performance of a fund, such as Oppenheimer Large Cap Growth Fund, that seeks capital appreciation for long-term investors.

Class A shares were first publicly offered on 12/17/98. Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 3/1/99. Class B returns include the applicable contingent deferred sales charge of 5% (1-year). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 3/1/99. Class C returns include the contingent deferred sales charge of 1%. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 12/17/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the different performance calculations is in the Fund's prospectus.


                      7 | OPPENHEIMER LARGE CAP GROWTH FUND

Financials



                      8 | OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENT OF INVESTMENTS  January 31, 2000 / Unaudited


                                                                       Market Value
                                                              Shares     See Note 1
===================================================================================
 Common Stocks--95.9%
-----------------------------------------------------------------------------------
 Basic Materials--1.1%
-----------------------------------------------------------------------------------
 Chemicals--0.2%
 Ecolab, Inc.                                                  1,500     $   52,781
-----------------------------------------------------------------------------------
 Paper--0.9%
 Pactiv Corp.(1)                                              20,900        193,325
-----------------------------------------------------------------------------------
 Capital Goods--9.1%
-----------------------------------------------------------------------------------
 Aerospace/Defense--0.2%
 General Dynamics Corp.                                          700         32,987
-----------------------------------------------------------------------------------
 Electrical Equipment--6.6%
 General Electric Co.                                         10,800      1,440,450
-----------------------------------------------------------------------------------
 Manufacturing--2.3%
 Microchip Technology, Inc.(1)                                 4,600        289,225
-----------------------------------------------------------------------------------
 Textron, Inc.                                                 3,500        208,906
                                                                         ----------
                                                                            498,131

-----------------------------------------------------------------------------------
 Communication Services--2.3%
-----------------------------------------------------------------------------------
 Telecommunications: Long Distance--0.7%
 Comverse Technology, Inc.(1)                                  1,100        157,712
-----------------------------------------------------------------------------------
 Telephone Utilities--1.6%
 Western Wireless Corp.(1)                                     6,200        337,900
-----------------------------------------------------------------------------------
 Consumer Cyclicals--10.5%
-----------------------------------------------------------------------------------
 Autos & Housing--2.3%
 Centex Corp.                                                 10,500        231,000
-----------------------------------------------------------------------------------
 Clayton Homes, Inc.                                          32,800        278,800
                                                                         ----------
                                                                            509,800

-----------------------------------------------------------------------------------
 Consumer Services--0.8%
 H&R Block, Inc.                                               2,600        112,125
-----------------------------------------------------------------------------------
 Omnicom Group, Inc.                                             600         56,212
                                                                         ----------
                                                                            168,337

-----------------------------------------------------------------------------------
 Leisure & Entertainment--0.6%
 Harley-Davidson, Inc.                                           600         42,112
-----------------------------------------------------------------------------------
 Hilton Hotels Corp.                                           5,500         46,406
-----------------------------------------------------------------------------------
 MGM Grand, Inc.(1)                                            1,100         45,512
                                                                         ----------
                                                                            134,030

-----------------------------------------------------------------------------------
 Media--1.1%
 Time Warner, Inc.                                             3,100        247,806
-----------------------------------------------------------------------------------
 Retail: General--0.4%
 Wal-Mart Stores, Inc.                                         1,700         93,075



                      9 | OPPENHEIMER LARGE CAP GROWTH FUND


STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Retail: Specialty--5.3%
 American Eagle Outfitters, Inc.(1)                            6,000     $  217,875
-----------------------------------------------------------------------------------
 Barnes & Noble, Inc.(1)                                       5,800        116,725
-----------------------------------------------------------------------------------
 Ross Stores, Inc.                                            20,900        266,475
-----------------------------------------------------------------------------------
 Tandy Corp.                                                   2,900        141,737
-----------------------------------------------------------------------------------
 Tiffany & Co.                                                 1,600        118,400
-----------------------------------------------------------------------------------
 Williams-Sonoma, Inc.(1)                                      5,600        177,450
-----------------------------------------------------------------------------------
 Zale Corp.(1)                                                 3,300        117,975
                                                                         ----------
                                                                          1,156,637

-----------------------------------------------------------------------------------
 Consumer Staples--11.1%
-----------------------------------------------------------------------------------
 Beverages--0.6%
 Coca-Cola Co. (The)                                             800         45,950
-----------------------------------------------------------------------------------
 Coca-Cola Enterprises, Inc.                                   3,400         85,850
                                                                         ----------
                                                                            131,800

-----------------------------------------------------------------------------------
 Broadcasting--2.6%
 Clear Channel Communications, Inc.                            1,400        120,925
-----------------------------------------------------------------------------------
 Univision Communications, Inc., Cl. A(1)                      4,200        449,925
                                                                         ----------
                                                                            570,850

-----------------------------------------------------------------------------------
 Food--3.2%
 Heinz (H.J.) Co.                                              4,000        148,750
-----------------------------------------------------------------------------------
 Ralston Purina Co.                                           10,500        294,656
-----------------------------------------------------------------------------------
 Sara Lee Corp.                                               13,800        254,437
                                                                         ----------
                                                                            697,843

-----------------------------------------------------------------------------------
 Food & Drug Retailers--0.7%
 Albertson's, Inc.                                             4,600        140,875
-----------------------------------------------------------------------------------
 Household Goods--2.5%
 Avon Products, Inc.                                           7,600        241,775
-----------------------------------------------------------------------------------
 Estee Lauder Cos., Inc. (The), Cl. A                          4,500        230,062
-----------------------------------------------------------------------------------
 Fort James Corp.                                                900         24,075
-----------------------------------------------------------------------------------
 Procter & Gamble Co.                                            500         50,438
                                                                         ----------
                                                                            546,350


                     10 | OPPENHEIMER LARGE CAP GROWTH FUND


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Tobacco--1.5%
 Philip Morris Cos., Inc.                                     15,900     $  332,906
-----------------------------------------------------------------------------------
 Energy--1.1%
-----------------------------------------------------------------------------------
 Oil: Domestic--1.1%
 Apache Corp.                                                  1,600         58,400
-----------------------------------------------------------------------------------
 USX-Marathon Group                                            7,300        187,519
                                                                         ----------
                                                                            245,919

-----------------------------------------------------------------------------------
 Financial--2.4%
-----------------------------------------------------------------------------------
 Banks--0.4%
 U.S. Trust Corp.                                                800         95,000
-----------------------------------------------------------------------------------
 Diversified Financial--2.0%
 Capital One Financial Corp.                                   5,900        241,900
-----------------------------------------------------------------------------------
 Concord EFS, Inc.(1)                                          2,800         56,875
-----------------------------------------------------------------------------------
 Household International, Inc.                                 3,900        137,475
                                                                         ----------
                                                                            436,250

-----------------------------------------------------------------------------------
 Healthcare--16.1%
-----------------------------------------------------------------------------------
 Healthcare/Drugs--13.2%
 Bristol-Myers Squibb Co.                                     11,400        752,400
-----------------------------------------------------------------------------------
 Johnson & Johnson                                             5,400        464,738
-----------------------------------------------------------------------------------
 Lilly (Eli) & Co.                                             3,000        200,625
-----------------------------------------------------------------------------------
 Medimmune, Inc.(1)                                            2,700        394,200
-----------------------------------------------------------------------------------
 Merck & Co., Inc.                                             1,200         94,575
-----------------------------------------------------------------------------------
 Schering-Plough Corp.                                         6,000        264,000
-----------------------------------------------------------------------------------
 Warner Lambert Co.                                            7,500        712,031
                                                                         ----------
                                                                          2,882,569

-----------------------------------------------------------------------------------
 Healthcare/Supplies & Services--2.9%
 Cardinal Health, Inc.                                         3,500        167,344
-----------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc.(1)                            5,000        211,563
-----------------------------------------------------------------------------------
 United Healthcare Corp.                                       1,400         74,200
-----------------------------------------------------------------------------------
 VISX, Inc.(1)                                                 6,400        181,600
                                                                         ----------
                                                                            634,707



                     11 | OPPENHEIMER LARGE CAP GROWTH FUND


STATEMENT OF INVESTMENTS  Unaudited / Continued


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Technology--42.2%
-----------------------------------------------------------------------------------
 Computer Hardware--8.5%
 American Power Conversion Corp.(1)                            9,000     $  248,344
-----------------------------------------------------------------------------------
 Dell Computer Corp.(1)                                       13,300        511,219
-----------------------------------------------------------------------------------
 Hewlett-Packard Co.                                           3,000        324,750
-----------------------------------------------------------------------------------
 International Business Machines Corp.                           600         67,313
-----------------------------------------------------------------------------------
 Network Appliance, Inc.(1)                                    5,300        531,988
-----------------------------------------------------------------------------------
 Sun Microsystems, Inc.(1)                                     2,000        157,125
                                                                         ----------
                                                                          1,840,739

-----------------------------------------------------------------------------------
 Computer Services--0.9%
 Unisys Corp.(1)                                               5,900        188,063
-----------------------------------------------------------------------------------
 Computer Software--14.4%
 America Online, Inc.(1)                                       4,700        267,606
-----------------------------------------------------------------------------------
 Citrix Systems, Inc.(1)                                         800        109,800
-----------------------------------------------------------------------------------
 CSG Systems International, Inc.(1)                            5,400        204,188
-----------------------------------------------------------------------------------
 Microsoft Corp.(1)                                           16,000      1,566,000
-----------------------------------------------------------------------------------
 Siebel Systems, Inc.(1)                                       3,400        311,738
-----------------------------------------------------------------------------------
 Veritas Software Corp.(1)                                     1,400        204,225
-----------------------------------------------------------------------------------
 Yahoo!, Inc.(1)                                               1,500        483,094
                                                                         ----------
                                                                          3,146,651

-----------------------------------------------------------------------------------
 Communications Equipment--10.0%
 Cisco Systems, Inc.(1)                                       13,100      1,434,450
-----------------------------------------------------------------------------------
 Lucent Technologies, Inc.                                     2,000        110,500
-----------------------------------------------------------------------------------
 QUALCOMM, Inc.(1)                                             3,500        444,500
-----------------------------------------------------------------------------------
 Tellabs, Inc.(1)                                              3,400        183,600
                                                                         ----------
                                                                          2,173,050

-----------------------------------------------------------------------------------
 Electronics--7.7%
 Intel Corp.                                                   6,900        682,669
-----------------------------------------------------------------------------------
 QLogic Corp.(1)                                                 600         91,763
-----------------------------------------------------------------------------------
 SDL, Inc.(1)                                                    800        207,350
-----------------------------------------------------------------------------------
 Solectron Corp.(1)                                            1,100         79,888
-----------------------------------------------------------------------------------
 Texas Instruments, Inc.                                       2,000        215,750
-----------------------------------------------------------------------------------
 Vitesse Semiconductor Corp.(1)                                6,100        265,350
-----------------------------------------------------------------------------------
 Xilinx, Inc.(1)                                               3,000        137,250
                                                                         ----------
                                                                          1,680,020



                     12 | OPPENHEIMER LARGE CAP GROWTH FUND


                                                                       Market Value
                                                              Shares     See Note 1
-----------------------------------------------------------------------------------
 Photography--0.7%
 Xerox Corp.                                                   7,200    $   150,300
                                                                        -----------
 Total Common Stocks (Cost $20,019,241)                                  20,916,863


                                                                Face
                                                              Amount
===================================================================================
 Repurchase Agreements--6.0%

 Repurchase agreement with Banc One Capital Markets,
 Inc., 5.68%, dated 1/31/00, to be repurchased at
 $1,300,205 on 2/1/00, collateralized by U.S. Treasury
 Nts., 5%-8%, 5/31/00-11/15/28, with a value of
 $641,551, U.S. Treasury Bonds, 5.25%-12%,
 2/15/06-11/15/28, with a value of $594,834 and U.S.
 Treasury Bills, 6/29/00, with a value of $90,501 (Cost
 $1,300,000)                                              $1,300,000      1,300,000
-----------------------------------------------------------------------------------
 Total Investments, at Value (Cost $21,319,241)                101.9%    22,216,863
-----------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                          (1.9)      (412,863)
                                                          -------------------------
 Net Assets                                                    100.0%   $21,804,000
                                                          =========================




FOOTNOTES TO STATEMENT OF INVESTMENTS


1. Non-income-producing security.

See accompanying Notes to Financial Statements.


                     13 | OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited


 January 31, 2000
===================================================================================
 Assets

 Investments, at value (cost $21,319,241)--see accompanying statement   $22,216,863
-----------------------------------------------------------------------------------
 Cash                                                                        94,625
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                         1,020,224
 Shares of beneficial interest sold                                         277,779
 Interest and dividends                                                       3,945
 Other                                                                        2,047
                                                                        -----------
 Total assets                                                            23,615,483

===================================================================================
 Liabilities

 Payables and other liabilities:
 Investments purchased                                                    1,674,572
 Shares of beneficial interest redeemed                                      90,270
 Trustees' compensation                                                      12,365
 Distribution and service plan fees                                           4,265
 Transfer and shareholder servicing agent fees                                3,438
 Other                                                                       26,573
                                                                        -----------
 Total liabilities                                                        1,811,483

===================================================================================
 Net Assets                                                             $21,804,000
                                                                        ===========
===================================================================================
 Composition of Net Assets

 Paid-in capital                                                        $19,938,421
-----------------------------------------------------------------------------------
 Accumulated net investment loss                                           (106,703)
-----------------------------------------------------------------------------------
 Accumulated net realized gain on investment transactions                 1,074,660
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments                                 897,622
                                                                        -----------
 Net assets                                                             $21,804,000
                                                                        ===========
===================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price per share (based
 on net assets of $2,533,138 and 947,329 shares of
 beneficial interest outstanding)                                            $13.23
 Maximum offering price per share (net asset value plus
 sales charge of 5.75% of offering price)                                    $14.04
-----------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $7,501,629
 and 571,246 shares of beneficial interest outstanding)                      $13.13
-----------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price
 per share (based on net assets of $1,767,904
 and 134,570 shares of beneficial interest outstanding)                      $13.14
-----------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price
 per share (based on net assets of $1,329 and 100
 shares of beneficial interest outstanding)                                  $13.29


See accompanying Notes to Financial Statements.



                     14 | OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited


 For the Six Months Ended January 31, 2000
===================================================================================
 Investment Income

 Interest                                                                $   32,766
-----------------------------------------------------------------------------------
 Dividends                                                                   31,867
                                                                         ----------
 Total income                                                                64,633

===================================================================================
 Expenses

 Management fees                                                             52,138
-----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                      8,082
 Class B                                                                     21,267
 Class C                                                                      5,247
-----------------------------------------------------------------------------------
 Shareholder reports                                                         31,231
-----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees                               21,180
-----------------------------------------------------------------------------------
 Trustees' compensation                                                      16,266
-----------------------------------------------------------------------------------
 Legal, auditing and other professional fees                                  9,953
-----------------------------------------------------------------------------------
 Custodian fees and expenses                                                  1,194
-----------------------------------------------------------------------------------
 Other                                                                        5,899
                                                                         ----------
 Total expenses                                                             172,457
 Less expenses paid indirectly                                               (1,118)
                                                                         ----------
 Net expenses                                                               171,339

===================================================================================
 Net Investment Loss                                                       (106,706)

===================================================================================
 Realized and Unrealized Gain

 Net realized gain on investments                                         1,194,030
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation on investments       370,107
                                                                         ----------
 Net realized and unrealized gain                                         1,564,137

===================================================================================
 Net Increase in Net Assets Resulting from Operations                    $1,457,431
                                                                         ==========


See accompanying Notes to Financial Statements.



                     15 | OPPENHEIMER LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                          Six Months           Year
                                                               Ended          Ended
                                                       Jan. 31, 2000       July 31,
                                                         (Unaudited)        1999(1)
===================================================================================
 Operations

 Net investment loss                                     $  (106,706)    $  (33,633)
-----------------------------------------------------------------------------------
 Net realized gain                                         1,194,030        130,952
-----------------------------------------------------------------------------------
 Net change in unrealized appreciation or depreciation       370,107        527,515
                                                         --------------------------
 Net increase in net assets resulting from operations      1,457,431        624,834

===================================================================================
 Dividends and/or Distributions to Shareholders

 Dividends from net realized gain:
 Class A                                                    (126,069)            --
 Class B                                                     (71,874)            --
 Class C                                                     (20,287)            --
 Class Y                                                         (18)            --

===================================================================================
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                   5,708,534      5,504,074
 Class B                                                   5,365,942      1,709,968
 Class C                                                   1,228,144        422,321
 Class Y                                                          --          1,000

===================================================================================
 Net Assets

 Total increase                                           13,541,803      8,262,197
-----------------------------------------------------------------------------------
 Beginning of period                                       8,262,197             --
                                                         --------------------------
 End of period [including accumulated net
 investment income (loss) of $(106,703) and $3,
 respectively]                                           $21,804,000     $8,262,197
                                                         ==========================


1. For the period from December 17, 1998 (commencement of operations) to July 31, 1999.

See accompanying Notes to Financial Statements.


                  16 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS


                                                                       Class A                     Class B
                                                      Six Months        Period    Six Months        Period
                                                           Ended         Ended         Ended         Ended
                                                   Jan. 31, 2000      July 31, Jan. 31, 2000      July 31,
                                                     (Unaudited)       1999(1)   (Unaudited)       1999(2)
===========================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period                     $11.93        $10.00        $11.89        $10.48
-----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                        (.05)        (1.05)         (.05)        (1.04)
 Net realized and unrealized gain                           1.53          2.98          1.47          2.45
                                                          -------------------------------------------------
 Total income from investment operations                    1.48          1.93          1.42          1.41
-----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                       (.18)           --          (.18)           --
                                                          -------------------------------------------------
 Net asset value, end of period                           $13.23        $11.93        $13.13        $11.89
                                                          =================================================

===========================================================================================================
 Total Return, at Net Asset Value(3)                       12.42%        19.30%        11.95%        13.45%

===========================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $12,533        $6,059        $7,502        $1,764
-----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $ 8,569        $4,028        $4,253        $  722
-----------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                       (1.21)%       (1.05)%       (2.05)%       (1.93)%
 Expenses                                                   2.14%         1.81%         3.01%         2.92%
 Expenses, net of indirect expenses and/or
 reimbursement of expenses                                  2.12%         1.65%         2.99%         2.75%
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                                  126%          157%          126%          157%


1. For the period from December 17, 1998 (commencement of operations) to July 31, 1999.
2. For the period from March 1, 1999 (inception of offering) to July 31, 1999.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations) with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000, were $28,790,997 and $16,774,858, respectively.

See accompanying Notes to Financial Statements.


                  17 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS


                                                                       Class C                     Class Y
                                                      Six Months        Period    Six Months        Period
                                                           Ended         Ended         Ended         Ended
                                                   Jan. 31, 2000      July 31, Jan. 31, 2000      July 31,
                                                     (Unaudited)       1999(2)   (Unaudited)       1999(1)
===========================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period                     $11.89        $10.48        $11.95        $10.00
-----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                        (.23)        (1.04)         (.05)        (1.03)
 Net realized and unrealized gain                           1.66          2.45          1.57          2.98
                                                          -------------------------------------------------
 Total income from investment operations                    1.43          1.41          1.52          1.95
-----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions from net realized gain                       (.18)           --          (.18)           --
                                                          -------------------------------------------------
 Net asset value, end of period                           $13.14        $11.89        $13.29        $11.95
                                                          =================================================

===========================================================================================================
 Total Return, at Net Asset Value(3)                       12.04%        13.45%        12.73%        19.50%

===========================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                 $1,768          $438            $1            $1
-----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                        $1,049          $192            $1            $1
-----------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(4)
 Net investment loss                                       (2.06)%       (1.95)%       (0.65)%       (0.72)%
 Expenses                                                   3.04%         2.90%         1.58%         1.65%
 Expenses, net of indirect expenses and/or
 reimbursement of expenses                                  3.02%         2.73%         1.56%         1.50%
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate(5)                                  126%          157%          126%          157%


1. For the period from December 17, 1998 (commencement of operations) to July 31, 1999.
2. For the period from March 1, 1999 (inception of offering) to July 31, 1999.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations) with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended January 31, 2000, were $28,790,997 and $16,774,858, respectively.

See accompanying Notes to Financial Statements.


                     18 | OPPENHEIMER LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited


================================================================================
1. Significant Accounting Policies

Oppenheimer Large Cap Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
      The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. Class B and Class C shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C shares have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities for which quotations are readily available are valued at the last sale price, or if in the absence of a sale, at the last sale price on the prior trading day if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Foreign currency contracts are valued based on the closing prices of the forward currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank, dealer or pricing service. Short-term "money market type" debt securities with remaining maturities of 60 days or less are valued at cost (or last determined market value) and adjusted for amortization or accretion to maturity of any premium or discount.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.


                     19 | OPPENHEIMER LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
1. Significant Accounting Policies Continued

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2000, a provision of $12,216 was made for the Fund's projected benefit obligations, resulting in an accumulated liability of $12,216 as of January 31, 2000.
      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.



                     20 | OPPENHEIMER LARGE CAP GROWTH FUND

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                     Six Months Ended January 31, 2000   Period Ended July 31, 1999(1,2)
                                 Shares         Amount        Shares         Amount
-----------------------------------------------------------------------------------
 Class A
 Sold                           541,395    $ 6,986,539       594,395     $6,469,402
 Dividends and/or distributions
 reinvested                       7,860        103,998            --             --
 Redeemed                      (109,848)    (1,382,003)      (86,473)      (965,328)
                               ----------------------------------------------------
 Net increase                   439,407    $ 5,708,534       507,922     $5,504,074
                               ====================================================
-----------------------------------------------------------------------------------
 Class B
 Sold                           478,205    $ 6,086,840       151,712     $1,750,100
 Dividends and/or distributions
 reinvested                       4,775         62,802            --             --
 Redeemed                       (60,158)      (783,700)       (3,288)       (40,132)
                               ----------------------------------------------------
 Net increase                   422,822    $ 5,365,942       148,424     $1,709,968
                               ====================================================
-----------------------------------------------------------------------------------
 Class C
 Sold                           118,287    $ 1,487,526        39,237     $  452,446
 Dividends and/or distributions
 reinvested                       1,535         20,206            --             --
 Redeemed                       (22,037)      (279,588)       (2,452)       (30,125)
                               ----------------------------------------------------
 Net increase                    97,785    $ 1,228,144        36,785     $  422,321
                               ====================================================
-----------------------------------------------------------------------------------
 Class Y
 Sold                                --    $        --           100     $    1,000
 Dividends and/or distributions
 reinvested                          --             --            --             --
 Redeemed                            --             --            --             --
                               ----------------------------------------------------
 Net increase                        --    $        --           100     $    1,000
                               ====================================================



1. For the period from December 17, 1998 (commencement of operations) to July 31, 1999, for Class A and Class Y.
2. For the period from March 1, 1999 (inception of offering) to July 31, 1999, for Class B and Class C.


                   21 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
3. Unrealized Gains and Losses on Securities

As of January 31, 2000, net unrealized appreciation on securities of $897,622 was composed of gross appreciation of $1,904,399, and gross depreciation of $1,006,777.

================================================================================
4. Fees and Other Transactions with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund, which provides for a fee of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended January 31, 2000, was 0.75% of average annual net assets for each class of shares, annualized for periods of less than one full year.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Fund and for other Oppenheimer funds. OFS's total costs of providing such services are allocated ratably to these funds.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate        Class A     Commissions       Commissions      Commissions
                        Front-End      Front-End      on Class A        on Class B       on Class C
                    Sales Charges  Sales Charges          Shares            Shares           Shares
                       on Class A    Retained by     Advanced by       Advanced by      Advanced by
 Six Months Ended          Shares    Distributor  Distributor(1)    Distributor(1)   Distributor(1)
---------------------------------------------------------------------------------------------------
 January 31, 2000         $52,375        $21,394          $4,186           $69,734           $4,825


1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                    Class A                   Class B                   Class C
                        Contingent Deferred       Contingent Deferred       Contingent Deferred
                              Sales Charges             Sales Charges             Sales Charges
 Six Months Ended   Retained by Distributor   Retained by Distributor   Retained by Distributor
-----------------------------------------------------------------------------------------------
 January 31, 2000                       $--                    $7,913                       $--

The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.



                     22 | OPPENHEIMER LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the six months ended January 31, 2000, payments under the Class A Plan totaled $8,082, all of which was paid by the Distributor to recipients. That included $1,215 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
      The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the six months ended January 31, 2000, were as follows:

                                                           Distributor's      Distributor's
                                                               Aggregate       Unreimbursed
                                                            Unreimbursed      Expenses as %
                     Total Payments    Amount Retained          Expenses      of Net Assets
                         Under Plan     by Distributor        Under Plan           of Class
--------------------------------------------------------------------------------------------
 Class B Plan               $21,267            $18,040           $93,629               1.25%
 Class C Plan                 5,247              2,616             7,545               0.43



                      23 | OPPENHEIMER LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued


================================================================================
5. Bank Borrowings

The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement that enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
      The Fund had no borrowings outstanding during the six months ended
January 31, 2000.


                      24 | OPPENHEIMER LARGE CAP GROWTH FUND

OPPENHEIMER LARGE CAP GROWTH FUND


================================================================================
 Officers and Trustees   Leon Levy, Chairman of the Board of Trustees
                         Donald W. Spiro, Vice Chairman of the Board of Trustees
                         Bridget A. Macaskill, Trustee and President
                         Robert G. Galli, Trustee
                         Phillip A. Griffiths, Trustee
                         Benjamin Lipstein, Trustee
                         Elizabeth B. Moynihan, Trustee
                         Kenneth A. Randall, Trustee
                         Edward V. Regan, Trustee
                         Russell S. Reynolds, Jr., Trustee
                         Clayton K. Yeutter, Trustee
                         Andrew J. Donohue, Secretary
                         Brian W. Wixted, Treasurer
                         Robert G. Zack, Assistant Secretary
                         Robert J. Bishop, Assistant Treasurer
                         Scott T. Farrar, Assistant Treasurer

================================================================================
 Investment Advisor      OppenheimerFunds, Inc.

================================================================================
 Distributor             OppenheimerFunds Distributor, Inc.

================================================================================
 Transfer and            OppenheimerFunds Services
 Shareholder
 Servicing Agent

================================================================================
 Custodian of            The Bank of New York
 Portfolio Securities

================================================================================
 Independent Auditors    KPMG LLP

================================================================================
 Legal Counsel           Mayer, Brown & Platt

                         The financial statements included herein have been taken from the records of the Fund without examination of the independent auditors.

                         This is a copy of a report to shareholders of Oppenheimer Large Cap Growth Fund. This report must be preceded or accompanied by a Prospectus of Oppenheimer Large Cap Growth Fund. For material information concerning the Fund, see the Prospectus.

                         Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


                      25 | OPPENHEIMER LARGE CAP GROWTH FUND

INFORMATION AND SERVICES


As an Oppenheimer fund shareholder, you can benefit from special services designed to make investing simple. Whether it's automatic investment plans, timely market updates or immediate account access, you can count on us whenever you need assistance. So call us today, or visit our website--we're here to help.

--------------------------------------------------------------------------------
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24-hr access to account information and transactions
www.oppenheimerfunds.com
--------------------------------------------------------------------------------
General Information
Mon-Fri 8:30am-9pm ET, Sat 10am-4pm ET
1.800.525.7048
--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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--------------------------------------------------------------------------------
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OppenheimerFunds Services
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--------------------------------------------------------------------------------


RS0775.001.0100  March 31, 2000                       [logo] OppenheimerFunds(R)
                                                               Distributor, Inc.